CONTINGENT LIABILITIES (Details Narrative) € in Millions, ₪ in Millions, $ in Millions	1 Months Ended			6 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	Apr. 30, 2011 USD ($)	Apr. 30, 2011 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2013 ILS (₪)	Apr. 30, 2011 EUR (€)
Tel Hashomer [Member] | Intellectual Property [Member]
Loss Contingencies [Line Items]
Royalties percent	1.00%
Percentage of royalty payable on granting license	2.00%						2.00%
Percentage of payable on initial public offering	1.00%						1.00%
Royalty guarantees, commitments, amount	$ 29.0						₪ 100
Payments for licenses					$ 0.7
Government of Israel [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Payments for licenses					$ 0.6
Percentage of royalty payable on net sales					100.00%
Royalty payable				$ 29.4	$ 29.4
Royalty payable interest				$ 38.4	$ 38.4
Royalties percent				100.00%
Royalties Payment				$ 1.1
Government of Israel [Member] | Research and Development Arrangement [Member] | Sale of Technology to Non Israli Entity [Member]
Loss Contingencies [Line Items]
Percentage of grant payable					600.00%
Government of Israel [Member] | Minimum [Member] | Research and Development Arrangement [Member] | 100% Funded Projects [Member]
Loss Contingencies [Line Items]
Royalties percent				3.00%	3.00%
Government of Israel [Member] | Maximum [Member] | Research and Development Arrangement [Member] | 100% Funded Projects [Member]
Loss Contingencies [Line Items]
Royalties percent				3.50%	3.50%
Commercial License Agreement [Member] | Janssen Vaccines and Prevention B.V [Member]
Loss Contingencies [Line Items]
Payment for license fee		$ 0.1	€ 0.1		$ 0.1	$ 0.1
Expiration term, from the first commercial sale		10 years	10 years
Written notice for termination of agreement		3 months	3 months
Milestone payment to be received upon first regulatory approval		$ 0.4						€ 0.4
Commercial License Agreement [Member] | Janssen Vaccines and Prevention B.V [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalties percent		0.50%	0.50%
Commercial License Agreement [Member] | Janssen Vaccines and Prevention B.V [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalties percent		2.00%	2.00%